Segment Information (Details) - Schedule of Key Financial Performance Measures of the Segments - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenues- excluding interest income	$ 1,025	$ 2,623
Revenues- interest income	30	17
Total revenues	1,055	2,640
Marketing and promotion expenses	(934)	(5)
Commission and handling expenses	(18)	(4)
Reversal of (provision for) expected credit losses	412	(155)
Employee benefits expenses	(4,367)	(492)
Referral fee	(139)
Share of results of an associate	(27)
Impairment loss of long-term investments	(259)
Depreciation of property and equipment	(36)	(10)
Amortization of intangible assets	(15)	(2)
General and administrative expenses	(1,965)	(636)
Total expenses	(7,348)	(1,304)
Interest income	34
Other income	4
Total other income	38
Income (loss) before income tax expense	(6,255)	1,336
Total assets	13,112	16,900	15,401
Total liabilities	(7,100)	(5,988)	$ (6,477)
Net assets (liabilities)	6,012	10,912
Investment advisory services segment [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenues- excluding interest income	237
Revenues- interest income
Total revenues	237
Marketing and promotion expenses
Commission and handling expenses
Reversal of (provision for) expected credit losses
Employee benefits expenses
Referral fee	(139)
Share of results of an associate
Impairment loss of long-term investments
Depreciation of property and equipment
Amortization of intangible assets
General and administrative expenses
Total expenses	(139)
Interest income
Other income
Total other income
Income (loss) before income tax expense	98
Total assets	59
Total liabilities	(291)	(120)
Net assets (liabilities)	(232)	(120)
Wealth Management Services Segment [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenues- excluding interest income	393	2,125
Revenues- interest income	30	17
Total revenues	423	2,142
Marketing and promotion expenses
Commission and handling expenses	(18)	(4)
Reversal of (provision for) expected credit losses	13	(155)
Employee benefits expenses
Referral fee
Share of results of an associate
Impairment loss of long-term investments
Depreciation of property and equipment
Amortization of intangible assets
General and administrative expenses	(320)	(236)
Total expenses	(325)	(395)
Interest income
Other income
Total other income
Income (loss) before income tax expense	98	1,747
Total assets	7,097	7,452
Total liabilities	(5,900)	(5,504)
Net assets (liabilities)	1,197	1,948
Asset management services segment [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenues- excluding interest income	380	498
Revenues- interest income
Total revenues	380	498
Marketing and promotion expenses
Commission and handling expenses
Reversal of (provision for) expected credit losses	(7)
Employee benefits expenses
Referral fee
Share of results of an associate
Impairment loss of long-term investments
Depreciation of property and equipment
Amortization of intangible assets
General and administrative expenses
Total expenses	(7)
Interest income
Other income
Total other income
Income (loss) before income tax expense	373	498
Total assets	337	291
Total liabilities
Net assets (liabilities)	337	291
Virtual assets services segment [Member
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenues- excluding interest income	15
Revenues- interest income
Total revenues	15
Marketing and promotion expenses
Commission and handling expenses
Reversal of (provision for) expected credit losses
Employee benefits expenses
Referral fee
Share of results of an associate
Impairment loss of long-term investments
Depreciation of property and equipment
Amortization of intangible assets
General and administrative expenses	(45)
Total expenses	(45)
Interest income
Other income
Total other income
Income (loss) before income tax expense	(30)
Total assets	14
Total liabilities
Net assets (liabilities)	14
Corporate [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenues- excluding interest income
Revenues- interest income
Total revenues
Marketing and promotion expenses	(934)	(5)
Commission and handling expenses
Reversal of (provision for) expected credit losses	406
Employee benefits expenses	(4,367)	(492)
Referral fee
Share of results of an associate	(27)
Impairment loss of long-term investments	(259)
Depreciation of property and equipment	(36)	(10)
Amortization of intangible assets	(15)	(2)
General and administrative expenses	(1,600)	(400)
Total expenses	(6,832)	(909)
Interest income	34
Other income	4
Total other income	38
Income (loss) before income tax expense	(6,794)	(909)
Total assets	5,605	9,157
Total liabilities	(909)	(364)
Net assets (liabilities)	$ 4,696	$ 8,793